Prospectus Supplement

John Hancock Strategic Series

John Hancock Income Fund (the fund)

Supplement dated February 15, 2022 to the current Prospectus, as may be supplemented (the Prospectus)

As of March 31, 2022 (the Effective Date), Bradley L. Lutz, CFA, will be added as a portfolio manager of the fund. As of the Effective Date, Christopher M. Chapman, CFA, Thomas C. Goggins, Daniel S. Janis III, Bradley L. Lutz, CFA, and Kisoo Park will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

Effective March 15, 2023, Daniel S. Janis III will be retiring as a portfolio manager. Accordingly, all references to Mr. Janis will be removed from the Prospectus as of March 15, 2023.

As of the Effective Date, the following will replace in its entirety the portfolio manager information under the heading “Portfolio management” in the “Fund summary” section of the Prospectus:

Christopher M. Chapman, CFA Managing Director and Portfolio Manager Managed the fund since 2017	Thomas C. Goggins Senior Managing Director and Senior Portfolio Manager Managed the fund since 2009	Daniel S. Janis III Senior Managing Director and Senior Portfolio Manager Managed the fund since 1999
Bradley L. Lutz, CFA Managing Director and Portfolio Manager Managed the fund since 2022	Kisoo Park Managing Director and Portfolio Manager Managed the fund since 2015

As of the Effective Date, the following information relating to Mr. Lutz will be added to the fund’s portfolio manager information under the heading “Who’s who – Subadvisor” in the “Fund details” section of the Prospectus:

Bradley L. Lutz, CFA

•	Managing Director and Portfolio Manager
•	Managed the fund since 2022
•	Joined Manulife IM (US) in 2002
•	Began business career in 1992

You should read this supplement in conjunction with the Prospectus and retain it for your future reference.

Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of

The Manufacturers Life Insurance Company and are used by its affiliates under license.

Prospectus Supplement

John Hancock Strategic Series

Managed Account Shares Securitized Debt Portfolio (the fund)

Supplement dated February 15, 2022 to the current Prospectus, as may be supplemented (the Prospectus)

As of March 31, 2022 (the Effective Date), Connor Minnaar, CFA, will be added as a portfolio manager of the fund. As of the Effective Date, Jeffrey N. Given, CFA, Howard C. Greene, CFA, Connor Minnaar, CFA, and Pranay Sonalkar will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

As of the Effective Date, the following will replace in its entirety the portfolio manager information under the heading “Portfolio management” in the “Fund summary” section of the Prospectus:

Jeffrey N. Given, CFA Managing Director and Senior Portfolio Manager Managed the fund since 2019	Howard C. Greene, CFA Senior Managing Director and Senior Portfolio Manager Managed the fund since 2019	Connor Minnaar, CFA Senior Director and Associate Portfolio Manager Managed the fund since 2022	Pranay Sonalkar Managing Director and Associate Portfolio Manager Managed the fund since 2021

As of the Effective Date, the following information relating to Mr. Minnaar will be added to the fund’s portfolio manager information under the heading “Who’s who – Subadvisor” in the “Fund details” section of the Prospectus:

Connor Minnaar, CFA

•	Senior Director and Associate Portfolio Manager
•	Managed the fund since 2022
•	Joined Manulife IM (US) in 2006
•	Began business career in 2002

You should read this supplement in conjunction with the Prospectus and retain it for your future reference.

Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of

The Manufacturers Life Insurance Company and are used by its affiliates under license.

Statement of Additional Information Supplement

John Hancock Strategic Series
John Hancock Income Fund (the fund)

Supplement dated February 15, 2022 to the current Statement of Additional Information, as may be supplemented (the SAI)

As of March 31, 2022 (the Effective Date), Bradley L. Lutz, CFA will be added as a portfolio manager of the fund. As of the Effective Date, Daniel S. Janis III, Thomas C. Goggins, Kisoo Park, and Christopher M. Chapman, CFA, will continue as portfolio managers of the fund, and together with Bradley L. Lutz, CFA, will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

Effective March 15, 2023, Daniel S. Janis III will be retiring as a portfolio manager. Accordingly, all references to Mr. Janis will be removed from the SAI as of March 15, 2023.

You should read this Supplement in conjunction with the SAI and retain it for your future reference.

Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of

The Manufacturers Life Insurance Company and are used by its affiliates under license.